SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Events After Reporting Period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
(a)Dividend
On August 1, 2024, the Board of Directors declared a quarterly dividend in the amount of $0.0625 per exchangeable share, payable on September 27, 2024 to shareholders of record as at the close of business on August 30, 2024.